Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Schedule of Right to use asset

Right to use asset

	December 31
	2 0 2 1	2 0 2 0	2 0 2 1
	NIS	NIS	US Dollars
Cost:
Opening balance	5,930	5,013	1,907
Dispositions	(2,166)	-	(698)
Additions	3,569	917	1,148
Closing balance	7,333	5,930	2,357

Accumulated depreciation:
Opening balance	3,064	1,153	985
Dispositions	(1,983)	-	(638)
Depreciation	2,164	1,911	696
Closing balance	3,245	3,064	1,043

Net book value	4,088	2,866	1,314

Schedule of Leases liabilities

Leases liabilities

	December 31
	2 0 2 1	2 0 2 0	2 0 2 1
	NIS	NIS	US Dollars

Opening balance	2,985	3,887	960
Additions	3,569	917	1,147
Dispositions	(187)	-	(60)
Payments	(2,169)	(1,819)	(697)
Closing balance	4,198	2,985	1,350

Schedule of Amounts Recognized in Profit Or Loss

Amounts recognized in profit or loss

	For the year ended December 31
	2 0 2 1	2 0 2 0	2 0 2 1
	NIS	NIS	US Dollars

Depreciation expense on right-of-use assets	2,164	1,911	696
Interest expense on lease liabilities	96	94	31
Cancellation of rental expenses	(2,264)	(1,911)	(728)
	(4)	94	(1)